INVENTORY (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
INVENTORY
Schedule of Inventory
	September 30,	December 31,
	2023	2022

Finished goods	$564,778	$109,879
Raw materials and labor (Net of obsolescence allowance)	344,972	535,253
Total inventory at cost less obsolescence allowance	$909,750	$645,132

	December 31,	December 31,
	2022	2021

Finished goods	$109,879	$41,088
Raw materials (Net of obsolescence allowance)	535,253	157,848
Total inventory at cost less obsolescence allowance	$645,132	$198,936